Other Income and Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Operating Income Expense Text Block Abstract
Schedule of other income, net
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Government grants*	50	1,271
Covid-19-related rent concessions from a lessor (Note 22)	—	787
Foreign exchange differences, net	190	965
Additional deduction of VAT	127	65
Bad debt recovery	6,098	148
Others	3,981	3,301
Total other income, net	10,446	6,537

*	In the first half of 2022, government grants were mainly received for several research and development projects totaling RMB1 million.

Schedule of finance costs
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Interest on loans and borrowings	3,588	2,259
Interest on lease liabilities	842	36
Total finance costs	4,430	2,295

Schedule of finance income
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Bank interest income	33	19
Interest income on net investments in subleases	8	1
Total finance income	41	20

Schedule of depreciation, amortisation and costs of inventories
	For the six months ended June 30,
	2021	2020
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Included in cost of sales:
Depreciation of property, plant and equipment	2,887	7,042
Depreciation of right-of-use assets	696	—
Amortisation of intangible assets	3,253	8,509
Costs of inventories recognised as an expense	2,632	5,053
Included in selling expenses:
Depreciation of right-of-use assets	341	550
Included in administrative expenses:
Depreciation of property, plant and equipment	428	579
Depreciation of right-of-use assets	1,280	1,288
Amortisation of intangible assets	67	134

Schedule of wages and salaries and pension scheme contributions
	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
	(Unaudited)	(Unaudited)
Wages and salaries	16,575	21,041
Equity-settled share-based payment expenses	32,908	7,263
Pension scheme contributions	926	2,279